Jun. 27, 2021
ZEGA Buy and Hedge ETF
ZEGA Buy and Hedge ETF
Investment Objective
The ZEGA Buy and Hedge ETF (the “Fund”) seeks long-term capital appreciation while mitigating overall market risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.07%
Total Annual Fund Operating Expenses	1.02%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$104	$325

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide exposure to the U.S. large capitalization equity market, while mitigating overall market downside risk in the event of a major market decline. To achieve its investment objective, the Fund invests in a combination of options, as well as fixed income securities, or other income producing securities, including preferred shares, through ETFs or other investment companies or through direct investments.
In pursuing the Fund’s investment objective, ZEGA Financial, LLC, the Fund’s investment sub-adviser (“ZEGA” or the “Sub-Adviser”), seeks to achieve exposure to the performance of the U.S. large capitalization equity market, generally recognized as the S&P 500® Index (the “S&P 500”), through call index options, call options on the SPDR S&P 500 ETF Trust (“SPY”) or other ETFs that track the S&P 500, and FLexible EXchange® Options (“FLEX Options”) (collectively, “S&P 500 options”). Although the Fund’s S&P 500 option positions will comprise only approximately 8-10% of the Fund’s portfolio, the notional value of the S&P 500 options will represent 100% notional exposure to the S&P 500.
An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”). In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless) and the value of a put option will generally increase. In the event the underlying asset appreciates in value, the value of a call option will generally increase and the value of a put option will generally decrease (and may end up worthless). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”).
The Sub-Adviser may “ladder” the Fund’s S&P 500 option positions. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable financial environment, as well as creating more opportunities to roll hedges and secure gains during extended periods of market appreciation. The Sub-Adviser will ladder the Fund’s S&P 500 option positions by investing in options with multiple expiration dates over a 12-month period using at least two intervals or “rungs.” By regularly rebuilding each ladder rung as options expire the Sub-Adviser will seek to achieve additional equity exposure as markets experience reduced prices (essentially buying on dips), or realize gains as market prices increase and as hedged positions are reestablished at higher levels.
The Fund will invest significantly in fixed income and other income producing securities through ETFs or other investment companies, or through direct investments. The Fund’s fixed income investments may include below investment grade debt securities (often referred to as “high yield” or “junk” bonds). The Fund’s fixed income investments aim to generate income as a means of offsetting expenses associated with the cost of purchasing options. The Fund may purchase put options as a means of hedging to provide downside protection on the underlying holdings in the income portion of the Fund’s portfolio.
The Fund also seeks to produce income by selling out-of-the-money call options. A call option is considered “out-of-the-money” when the strike price of the option at expiration exceeds the current price of the underlying asset. The Fund will only sell call options that are either covered by the underlying asset held in the Fund’s portfolio (also known as covered call selling) or by corresponding purchased call options held in the Fund’s portfolio (also known as a long call spread).
The Fund’s option positions are determined by the Sub-Adviser based on underlying quantitative metrics, including open interest, depth of expirations, number of strike prices, implied volatility, bid/ask spread width and cost. Open interest and bid/ask spread width are indicators of the liquidity of an option position and likelihood of efficient price execution. Implied volatility is an indicator of how expensive an option is relative to other options and relative to historical ranges. In general, as volatility rises option premiums will also rise making an option more expensive. A greater number of strike prices and expirations generally gives the Sub-Adviser more flexibility when choosing levels and length of protection. The Sub-Adviser analyzes such metrics to determine the Fund portfolio’s ability to mitigate market risk while generating returns.
The Sub-Adviser makes buy and sell decisions for the Fund based on a set of defined rules established by the Sub-Adviser’s investment committee, including proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”), which may be revised from time to time. With regard to buy and sell decisions, the Sub-Adviser’s investment committee considers option data and probabilities, along with the ability to manage the risk of a position. For fixed income investments, the investment committee assesses a position’s ability to have a viable hedge that limits risk while producing desired revenue. For S&P 500 options, the investment committee typically adds new purchased call options to the Fund’s portfolio when the market value of the S&P 500 materially declines. When new call options are purchased during market declines, the Sub-Adviser still intends to limit the Fund’s S&P 500 option positions to only approximately 8-10% of the Fund’s portfolio over a 12-month period. When the market value of the S&P 500 appreciates, the S&P 500 options generally increase in value. If the value of the Fund’s S&P 500 options materially exceed the 8-10% target, the Sub-Adviser will simultaneously sell the S&P 500 options with higher market values in the Fund’s portfolio and purchase new S&P 500 options that have a lower premium to bring the Fund’s S&P 500 options holdings in-line with the 8-10% target.
By using a combination of options and fixed income positions, the Sub-Adviser seeks to limit the loss exposure of Fund portfolio holdings. The Sub-Adviser limits the Fund’s purchases of S&P 500 options to no more than 8-10% of the Fund’s portfolio over any 12-month period. This limitation aims to restrict the Fund’s exposure to major declines in the market value of the S&P 500 as the most a purchased call option can lose is the amount paid for the call (also known as the premium). As a result, the Sub-Adviser seeks to limit the level of exposure to loss with respect to that portion of the Fund’s portfolio holding S&P 500 options to 8-10% over any 12-month period. The portion of the Fund’s portfolio holding S&P 500 options may experience a loss of more than 8-10% in a single month or quarter; however, over the prior 12-month period the Sub-Adviser’s strategy aims to limit losses within the 8-10% target range. During periods where the market value of the S&P 500 experiences multiple years of double-digit losses, the portion of the Fund’s portfolio holding S&P 500 options may experience losses of 8-10% in consecutive 12-month periods.
The portion of the Fund’s portfolio holding fixed income investments also has risk of loss exposure. The Sub-Adviser seeks to hedge this risk of loss exposure by purchasing put options that are directly correlated to the underlying fixed income investments held in the Fund’s portfolio. The underlying fixed income investments held in the Fund’s portfolio may experience losses, but the Sub-Adviser seeks to limit those losses to 10% through the Fund’s investments in purchased put options.
The Fund may simultaneously experience losses in both its S&P 500 option positions and fixed income investments. This may result in the Fund’s total portfolio experiencing losses in excess of the 8-10% target range over a 12-month period.
The Sub-Adviser’s options hedging strategy has costs and the Fund typically experiences such costs in the form of option time decay. Option time decay is a measure of the rate of decline in the value of an option contract due to the passage of time. The cost of the Fund’s S&P 500 options can limit the Fund’s ability to achieve returns equal to the gains experienced by the S&P 500.
The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”
The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.
Associated Risks of Investing in Derivatives. The Fund invests in options, which are a form of derivative investment. Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders. The Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
◦Options Risk. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, may reduce the Fund’s ability to achieve returns equal to the underlying asset. This means that if the underlying asset price changes, the Fund may not benefit to the same extent or at the same rate as the underlying asset price changed. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying index or reference asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Equity Market Risk. The equity securities underlying the Fund’s option investments may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant
◦Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Fixed Income Securities Risk. The Fund may invest in fixed income securities directly or through ETFs or other investment companies. Fixed income securities are subject to interest rate risk (discussed further herein), call risk, prepayment and extension risk, credit risk (discussed further herein), and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.
FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.
High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.
Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. Although the Sub-Adviser has experience managing separate accounts employing the Fund’s strategy, the Sub-Adviser may not be able to replicate the historical performance of the strategy.
Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Tax Risk. The Fund’s investments and investment strategies, including transactions in options contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (iv) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; and (vi) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Furthermore, to the extent that any option on a futures contract held by the Fund is a “section 1256 contract” under Section 1256 of the Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the holding period for such contract. Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index and other financial contracts.
Performance
Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.zegaetfs.com.